S-K 1602(c) Dilution	May 21, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.77
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	20,000,000
Net Tangible Book Value Adjusted	$ 192,838,680
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	26,666,667
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (8,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,041,500
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (211,200)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.87
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	20,000,000
Net Tangible Book Value Adjusted	$ 838,680
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(20,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	6,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(200,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,041,500
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (211,200)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.32
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	20,000,000
Net Tangible Book Value Adjusted	$ 144,838,680
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(5,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	21,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(50,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,041,500
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (211,200)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	20,000,000
Net Tangible Book Value Adjusted	$ 96,838,680
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(10,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	16,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(100,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,041,500
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (211,200)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.81
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	20,000,000
Net Tangible Book Value Adjusted	$ 48,838,680
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(15,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,666,667
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(150,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (2,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,041,500
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (211,200)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.77
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	23,000,000
Net Tangible Book Value Adjusted	$ 221,849,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	30,666,667
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (9,200,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,041,500
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.86
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	23,000,000
Net Tangible Book Value Adjusted	$ 1,049,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(23,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	7,666,667
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(230,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,041,500
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.32
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	23,000,000
Net Tangible Book Value Adjusted	$ 166,649,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(5,750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	24,916,667
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(57,500,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,041,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	23,000,000
Net Tangible Book Value Adjusted	$ 111,449,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(11,500,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	19,166,667
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(115,000,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,600,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,041,500
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.81
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	23,000,000
Net Tangible Book Value Adjusted	$ 56,249,880
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used Adjustment | shares	(17,250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	13,416,667
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(172,500,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (2,300,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	231,041,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282